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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2012

Check here if Amendment [_]; Amendment Number: ____________________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 116 Radio Circle Drive,
         Suite 200
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

    /s/ Stephen E. Memishian         Mount Kisco, NY             01/13/13
------------------------------   -----------------------  ----------------------
            [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name
     28-____________________     ____________________________
     [Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   81

Form 13F Information Table Value Total:        3,519,726,000
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

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
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    ITEM 1:            ITEM 2:      ITEM 3      ITEM 4:            ITEM 5:         ITEM 6:     ITEM 7:               ITEM 8:
                                                           ---------------------                         ---------------------------
                                                                                                           VOTING AUTHORITY (SHARES)
                       TITLE OF      CUSIP    FAIR MARKET    SHARES    SH/  PUT/ INVESTMENT   MANAGERS   ---------------------------
  NAME OF ISSUER        CLASS        NUMBER  VALUE (X1000) OR PRN AMT PRIN  CALL DISCRETION SEE INSTR. V  A) SOLE   B)SHARED  C)NONE
------------------- -------------- --------- ------------- ---------- ---- ----- ---------- ------------ ---------- --------- ------
Affiliated Managers Common Stocks  008252108        754.00      5,790   SH     0       SOLE                   1,285         0      0
Airgas              Common Stocks  009363102        648.00      7,100   SH     0       SOLE                   1,585         0      0
Allergan            Common Stocks  018490102    158,446.00  1,727,298   SH     0       SOLE               1,208,323   315,453     50
Allot               Non-US
Communications      Incorp.Common
                    Stock          M0854Q105        710.00     39,815   SH     0       SOLE                   8,925         0      0
Apple               Common Stocks  037833100    329,953.00    620,011   SH     0       SOLE                 447,771   102,507     15
Aruba Networks      Common Stocks  043176106        658.00     31,730   SH     0       SOLE                   7,095         0      0
B/E Aerospace       Common Stocks  073302101        914.00     18,495   SH     0       SOLE                   4,135         0      0
Beijing Enterprises ADR            07725Q200        303.00      4,650   SH     0       SOLE                   4,650         0      0
Cardtronics         Common Stocks  14161H108        774.00     32,600   SH     0       SOLE                   7,285         0      0
Carpenter
Technology          Common Stocks  144285103        333.00      6,445   SH     0       SOLE                   1,450         0      0
Celgene             Common Stocks  151020104    232,510.00  2,963,044   SH     0       SOLE               2,165,753   470,885     75
Cognizant
Technology
Solutions           Common Stocks  192446102    107,336.00  1,452,803   SH     0       SOLE               1,018,846   263,367     42
Danone S.A.         ADR            23636T100      1,014.00     77,065   SH     0       SOLE                  73,665         0      0
DaVita HealthCare
Partners            Common Stocks  23918K108     21,238.00    192,155   SH     0       SOLE                 129,691    33,921      6
Discovery
Communications      Common Stocks  25470F104    106,371.00  1,675,661   SH     0       SOLE               1,175,712   301,611     48
Dollar General      Common Stocks  256677105    158,658.00  3,598,518   SH     0       SOLE               2,570,548   596,023     97
Dollar Tree         Common Stocks  256746108        796.00     19,625   SH     0       SOLE                   4,385         0      0
Dunkin Brands Group Common Stocks  265504100        842.00     25,390   SH     0       SOLE                   5,695         0      0
eBay                Common Stocks  278642103    190,755.00  3,740,471   SH     0       SOLE               2,739,264   577,630     93
Ecolab              Common Stocks  278865100    135,834.00  1,889,190   SH     0       SOLE               1,327,359   339,931     55
Elizabeth Arden     Common Stocks  28660G106        710.00     15,775   SH     0       SOLE                   3,535         0      0
Estee Lauder        Common Stocks  518439104     84,824.00  1,417,043   SH     0       SOLE                 991,143   258,353     41
Facebook            Common Stocks  30303M102     65,925.00  2,476,537   SH     0       SOLE               1,739,272   446,909     71
Family Dollar
Stores              Common Stocks  307000109     67,189.00  1,059,578   SH     0       SOLE                 738,971   181,309     29
Foot Locker         Common Stocks  344849104        639.00     19,890   SH     0       SOLE                   4,460         0      0
General Electric    Common Stocks  369604103    166,605.00  7,937,373   SH     0       SOLE               5,678,923 1,329,707    211
GNC Holdings        Common Stocks  36191G107      1,129.00     33,925   SH     0       SOLE                   7,585         0      0
Google              Common Stocks  38259P508    106,129.00    150,032   SH     0       SOLE                 105,284    27,239      4
Henry Schein        Common Stocks  806407102      1,514.00     18,830   SH     0       SOLE                   8,655         0      0
Hologic             Common Stocks  436440101      1,159.00     57,915   SH     0       SOLE                  12,900         0      0
Home Inns & Hotels
Management          ADR            43713W107        668.00     23,120   SH     0       SOLE                   5,175         0      0
Intuitive Surgical  Common Stocks  46120E602    113,975.00    232,426   SH     0       SOLE                 162,762    42,284      7
IPG Photonics       Common Stocks  44980X109        847.00     12,710   SH     0       SOLE                   2,845         0      0
iShares Russell
1000 Growth         ETF            464287614        488.00      7,450   SH     0       SOLE                       0     7,450      0
Keycorp             Common Stocks  493267108        810.00     96,220   SH     0       SOLE                  21,660         0      0
Kraft Foods Group   Common Stocks  50076Q106        664.00     14,600   SH     0       SOLE                  14,600         0      0
Las Vegas Sands     Common Stocks  517834107    126,979.00  2,750,829   SH     0       SOLE               1,906,454   495,550     79
Marsh & McLennan    Common Stocks  571748102        862.00     25,000   SH     0       SOLE                  25,000         0      0
McDonald`s          Common Stocks  580135101        697.00      7,900   SH     0       SOLE                   7,900         0      0
MercadoLibre        Non-US
                    Incorp.Common
                    Stock          58733R102        166.00      2,110   SH     0       SOLE                   2,110         0      0
Mondelez
International       Common Stocks  609207105        430.00     16,900   SH     0       SOLE                  16,900         0      0
Monotype Imaging    Common Stocks  61022P100        886.00     55,455   SH     0       SOLE                  12,405         0      0
Monsanto            Common Stocks  61166W101    178,357.00  1,884,385   SH     0       SOLE               1,325,684   333,513     53
National Oilwell
Varco               Common Stocks  637071101        383.00      5,600   SH     0       SOLE                   5,600         0      0
Nuance
Communications      Common Stocks  67020Y100        772.00     34,590   SH     0       SOLE                   7,725         0      0
O`Reilly Automotive Common Stocks  67103H107        732.00      8,190   SH     0       SOLE                   1,835         0      0
OpenTable           Common Stocks  68372A104        655.00     13,420   SH     0       SOLE                   3,010         0      0
Panera Bread
Company             Common Stocks  69840W108        583.00      3,673   SH     0       SOLE                     823         0      0
Penn National
Gaming              Common Stocks  707569109        671.00     13,660   SH     0       SOLE                   3,065         0      0
Pentair Ltd.        Non-US
                    Incorp.Common
                    Stock          H6169Q108        864.00     17,570   SH     0       SOLE                   3,940         0      0
Petroleum Geo
Services            ADR            716599105        755.00     44,095   SH     0       SOLE                   9,860         0      0
Philip Morris
International       Common Stocks  718172109        220.00      2,635   SH     0       SOLE                   2,635         0      0
Precision Castparts Common Stocks  740189105    150,769.00    795,953   SH     0       SOLE                 558,868   143,470     23
Radware Ltd         Non-US
                    Incorp.Common
                    Stock          M81873107        620.00     18,775   SH     0       SOLE                   4,190         0      0
Ross Stores         Common Stocks  778296103        151.00      2,785   SH     0       SOLE                   2,785         0      0
SABMiller           ADR            78572M105    104,567.00  2,276,014   SH     0       SOLE               1,583,221   431,087     68
Salix
Pharmaceuticals     Common Stocks  795435106      1,179.00     29,130   SH     0       SOLE                   6,515         0      0
Sally Beauty
Holdings            Common Stocks  79546E104        599.00     25,395   SH     0       SOLE                   5,695         0      0
SAP AG              ADR            803054204        518.00      6,445   SH     0       SOLE                   6,445         0      0
Schlumberger        Non-US
                    Incorp.Common
                    Stock          806857108     80,718.00  1,164,797   SH     0       SOLE                 813,911   212,175     34
Scripps Networks    Common Stocks  811065101        630.00     10,885   SH     0       SOLE                   2,435         0      0
Shire               ADR            82481R106     71,279.00    773,247   SH     0       SOLE                 538,784   141,971     23
SodaStream          Non-US
                    Incorp.Common
                    Stock          M9068E105      1,008.00     22,455   SH     0       SOLE                   5,035         0      0
Starbucks           Common Stocks  855244109    110,777.00  2,065,579   SH     0       SOLE               1,442,468   374,243     60
Steven Madden       Common Stocks  556269108        672.00     15,900   SH     0       SOLE                   3,560         0      0
Swatch Group        ADR            870123106        396.00     15,700   SH     0       SOLE                  15,700         0      0
Syntel              Common Stocks  87162H103        960.00     17,910   SH     0       SOLE                   4,025         0      0
Technology Select
Sect SPDR           ETF            81369Y803        210.00      7,276   SH     0       SOLE                       0     7,276      0
Tencent Holdings    ADR            88032Q109    107,140.00  3,333,618   SH     0       SOLE               2,292,069   608,882     97
The Cheesecake
Factory             Common Stocks  163072101        922.00     28,185   SH     0       SOLE                   6,290         0      0
The Cooper
Companies           Common Stocks  216648402        747.00      8,080   SH     0       SOLE                   1,815         0      0
Time Warner         Common Stocks  887317303        392.00      8,200   SH     0       SOLE                   8,200         0      0
Time Warner Cable   Common Stocks  88732J207      5,221.00     53,717   SH     0       SOLE                  51,317         0      0
TJX Companies       Common Stocks  872540109    114,242.00  2,691,222   SH     0       SOLE               1,872,782   477,877     76
Union Pacific       Common Stocks  907818108    113,298.00    901,191   SH     0       SOLE                 632,562   162,399     26
United Technologies Common Stocks  913017109        375.00      4,575   SH     0       SOLE                   4,575         0      0
VeriFone Systems    Common Stocks  92342Y109        614.00     20,690   SH     0       SOLE                   4,600         0      0
Visa                Common Stocks  92826C839    127,032.00    838,055   SH     0       SOLE                 588,239   151,769     24
Vitamin Shoppe      Common Stocks  92849E101        611.00     10,650   SH     0       SOLE                   2,385         0      0
W.W. Grainger       Common Stocks  384802104     81,987.00    405,134   SH     0       SOLE                 282,938    74,086     12
Waddell & Reed
Financial           Common Stocks  930059100        789.00     22,660   SH     0       SOLE                   5,070         0      0
Walt Disney Company Common Stocks  254687106        127.00      2,550   SH     0       SOLE                   2,550         0      0
Yum! Brands         Common Stocks  988498101     65,042.00    979,545   SH     0       SOLE                 685,877   178,009     28

COLUMN TOTAL$                                 3,519,726.00